Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2019	$107,011	$7,330,889	$21,750,367	$403,774	$232,378	$29,824,419
Additions(1)	—	15,016	31,494	276	570,576	617,362
Transfers from construction in progress	—	43,833	373,359	7,928	(425,120)	—
Transfers from assets held for sale	—	—	75,158	—	—	75,158
Acquisition of subsidiaries	9,362	57,426	167,509	—	76,491	310,788
Disposals	(11,926)	(6,781)	(358,502)	(1,266)	(3,538)	(382,013)
As of December 31, 2020	104,447	7,440,383	22,039,385	410,712	450,787	30,445,714
Additions(1)	25,615	70,831	32,608	969	1,794,343	1,924,366
Transfers from construction in progress	—	116,406	676,866	27,514	(820,786)	—
Disposals	—	(45,864)	(371,007)	(4,717)	(717)	(422,305)
Effect of exchange rate changes	105	(5,990)	(27,544)	—	(325)	(33,754)
As of December 31, 2021	$130,167	$7,575,766	$22,350,308	$434,478	$1,423,302	$31,914,021
Accumulated Depreciation and Impairment
As of December 31, 2019	$27,909	$3,438,689	$16,401,216	$338,701	$6,635	$20,213,150
Additions(1)	3,960	424,304	1,783,572	26,569	—	2,238,405
Impairments	—	5,331	18,786	—	—	24,117
Transfers from assets held for sale	—	—	71,681	—	—	71,681
Disposals	(582)	(2,172)	(323,916)	(1,171)	—	(327,841)
As of December 31, 2020	31,287	3,866,152	17,951,339	364,099	6,635	22,219,512
Additions(1)	5,622	444,417	936,797	24,582	—	1,411,418
Disposals	68	(44,286)	(361,589)	(4,706)	—	(410,513)
Effect of exchange rate changes	—	4	(19,378)	—	—	(19,374)
As of December 31, 2021	$36,977	$4,266,287	$18,507,169	$383,975	$6,635	$23,201,043

Net book value as of December 31, 2020	$73,160	$3,574,231	$4,088,046	$46,613	$444,152	$8,226,202

Net book value as of December 31, 2021	$93,190	$3,309,479	$3,843,139	$50,503	$1,416,667	$8,712,978
(1) The Company earned investment tax credits related to the Company’s construction of a wafer fabrication facility in Saratoga County, New York (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property and equipment costs. As of December 31, 2020, and 2021, the investment tax credits included in property and equipment amounted to $259,969 and $214,282, respectively.
Schedule of depreciation expense	Depreciation expenses on property, plant and equipment are as follows:

	2019	2020	2021
Cost of revenue	$2,290,531	$2,087,376	$1,308,777
Research and development expenses	105,113	121,078	73,161
Selling, general and administrative expenses	40,255	29,951	29,480
Total	$2,435,899	$2,238,405	$1,411,418